Risk management and financial instruments - Loss Contingencies (Details) (Uninsured Risk, USD $)	12 Months Ended
Dec. 31, 2014 rig
Loss Contingencies [Line Items]
Loss contingency, range of possible loss, maximum	$ 5,000,000
Number of semi tenders insured	1
Self insured retention period	60 days
Minimum
Loss Contingencies [Line Items]
Compensation period	210 days
Maximum
Loss Contingencies [Line Items]
Compensation period	290 days